Capital and Other Components of Equity - Summary of Warrants (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Number of warrants outstanding and exercisable	750,000	750,000
Warrants amount	$ 648,820	$ 648,820